DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)				1 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Jul. 13, 2021 USD ($) $ / shares shares	Jul. 09, 2021 USD ($) $ / shares shares	Feb. 26, 2021 item	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 15, 2021 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Gross proceeds					$ 140,366,114		$ 140,317,771
Sale of private placement warrants to sponsor					7,250,000		7,250,000
Cash						$ 310,808	610,926
Working Capital						$ 2,246,929	52,029
Aggregate purchase price				$ 25,000			$ 25,000
Condition for future business combination number of businesses minimum			1				5,000,001
Payments for investment of cash in trust account					$ 146,625,000		$ 146,625,000
Condition for future business combination use of proceeds percentage						80	80
Condition for future business combination threshold percentage ownership						50	50
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						10 days
Condition for future business combination threshold net tangible assets						$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent						15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%
Redemption period upon closure						24 months	24 months
Maximum allowed dissolution expenses						$ 100,000	$ 100,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares							7,250,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares		12,500,000
Price per share | $ / shares		$ 10.00					$ 10.00
Gross proceeds		$ 125,000,000
Payments for investment of cash in trust account	$ 146,625,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		6,500,000					6,500,000
Price of warrant | $ / shares		$ 1.00					$ 1.00
Sale of private placement warrants to sponsor							$ 7,250,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	1,875,000						1,875,000
Price per share | $ / shares	$ 10.00
Gross proceeds	$ 18,750,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares							750,000	750,000
Price of warrant | $ / shares							$ 1.00	$ 1.00
Sponsor | Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		7,250,000
Price of warrant | $ / shares		$ 1.00
Sale of private placement warrants to sponsor		$ 7,250,000